SHARE BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share based compensation arrangements [Line Items]
Number of additional shares approved for grant (in shares)	500,000
Total compensation expense (recovery) recognized	$ 900,000	$ 400,000	$ 900,000
Tax benefit relating to compensation expense recognized	0	0	0
Non-employee directors share-based compensation expenses	300,000	400,000	300,000
Total compensation cost not yet recognized	1,200,000
Total compensation cost not yet recognized, period for recognition	2 years
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	375,416
Granted (in shares)	82,833
Vested (in shares)	(154,269)
Forfeited (in shares)	0
Outstanding, ending balance (in shares)	303,980	375,416
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 6.21
Granted (in dollars per share)	$ 6.42
Vested (in dollars per share)	$ 11.13
Forfeited (in dollars per share)	$ 0
Outstanding, ending balance (in dollars per share)	$ 3.77	$ 6.21
Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options [Abstract]
Expected dividend yield (in hundredths)	0.31%	0.74%	1.04%
Risk-free interest rate (in hundredths)	1.12%	0.88%	1.91%
Expected life	6 years	6 years	6 years
Expected volatility (in hundredths)	101.30%	100.01%	94.72%
Per share weighted-average fair value (in dollars per share)	$ 4.98	$ 2.04	$ 1.37
Information regarding options exercised [Abstract]
Intrinsic value	117,000	3,000	0
Cash proceeds received	39,000	4,000	0
Tax benefit realized	0	0	0
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	275,933
Granted (in shares)	77,500
Exercised (in shares)	(19,277)
Forfeited (in shares)	(9,164)
Expired (in shares)	(4,692)
Outstanding, ending balance (in shares)	320,300
Vested and expected to vest, period end (in shares)	305,753
Exercisable, period end (in shares)	133,516
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)	$ 4.46
Granted (in dollars per share)	$ 6.42
Exercised (in dollars per share)	$ 2.02
Forfeited (in dollars per share)	$ 2.85
Expired (in dollars per share)	$ 46.12
Outstanding, ending balance (in dollars per share)	$ 4.52
Vested and expected to vest, period end (in dollars per share)	$ 4.52
Exercisable, period end (in dollars per share)	$ 5.13
Weighted-Average Remaining Contractual Term (Years) [Abstract]
Outstanding, Weighted-Average Remaining Contractual Term	8 years 0 months 22 days
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term	8 years 0 months 4 days
Exercisable, Weighted-Average Remaining Contractual Term	7 years 1 month 2 days
Aggregate Intrinsic Value [Abstract]
Outstanding, Aggregate Intrinsic Value	2,500
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	2,391
Exercisable, Aggregate Intrinsic Value	1,021
Director [Member]
Share based compensation arrangements [Line Items]
Shares issues as retainer fees (in shares)	60,000	210,000	140,000
Chief Executive Officer [Member]
Share based compensation arrangements [Line Items]
Annual salary increase	$ 20,000	$ 15,000	$ 200,000
Executive Officers [Member] | Restricted Stock [Member] | Performance-based compensation plan [Member]
Share based compensation arrangements [Line Items]
Number of restricted stock units issued to executive officers (in shares)	100,000	200,000	100,000
Vesting period	3 years	3 years	2 years
Senior Officers [Member] | Stock Options [Member] | Performance-based compensation plan [Member]
Share based compensation arrangements [Line Items]
Number of stock options issued to officers (in shares)	100,000	100,000	100,000
Vesting period	3 years	3 years	3 years
Expire period from date of grant of stock option	10 years	10 years	10 years
Non-Employee Directors [Member]
Share based compensation arrangements [Line Items]
Number of additional shares approved for grant (in shares)	300,000